FINANCIAL EXPENSES AND FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses
Financial expenses and financial income are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Foreign exchange gains	92,051	91,019	78,674
Interest income	31,486	25,813	4,150
Other financial income	23,563	15,487	1,034
Financial income	147,100	132,319	83,858
Foreign exchange losses	99,087	111,216	104,597
Interest expenses	40,054	29,258	25,489
Other financial expenses	6,754	6,860	3,388
Financial expenses	145,895	147,334	133,474
Financial (income)/expenses, net	(1,205)	15,015	49,616